Exhibit 99.1

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 17, 2013
Closing Date:	September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$3,891,892.54	0.1671057	$-	-	$3,891,892.54
Class C Notes	$34,940,000.00	1.0000000	$29,370,947.73	0.8406110	$5,569,052.27
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$67,301,892.54	0.0524023	$57,840,947.73	0.0450359	$9,460,944.81

Weighted Avg. Coupon (WAC)	3.71%		3.76%
Weighted Avg. Remaining Maturity (WARM)	13.71		12.96
Pool Receivables Balance	$88,297,038.77		$78,588,359.30
Remaining Number of Receivables	21,935		21,206

Adjusted Pool Balance	$86,712,337.34		$77,251,392.53

III. COLLECTIONS

Principal:
Principal Collections	$9,610,963.52
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$144,688.23
Total Principal Collections	$9,755,651.75

Interest:
Interest Collections	$267,596.35
Late Fees & Other Charges	$38,253.71
Interest on Repurchase Principal	$-
Total Interest Collections	$305,850.06

Collection Account Interest	$7,296.81
Reserve Account Interest	$2,564.06
Servicer Advances	$-

Total Collections	$10,071,362.68

1 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$10,071,362.68
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$10,071,362.68

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$73,580.87	$-	$73,580.87	$73,580.87
	Collection Account Interest					$7,296.81
	Late Fees & Other Charges					$38,253.71
Total due to Servicer						$119,131.39

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2 Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$-		$-

	Total Class A interest:		$-		$-	$-

3.	First Priority Principal Distribution:		$-		$-	$-

4.	Class B Noteholders Interest:		$6,810.81		$6,810.81	$6,810.81

5.	Second Priority Principal Distribution:		$-		$-	$-

6.	Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7.	Third Priority Principal Distribution:		$-		$-	$-

8.	Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

	Available Funds Remaining:					$9,799,900.90

9.	Regular Principal Distribution Amount:					$9,460,944.81

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2 Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$-		$-
	Class B Notes Total:		$3,891,892.54		$3,891,892.54
	Class C Notes Total:		$5,569,052.27		$5,569,052.27
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$9,460,944.81		$9,460,944.81

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					338,956.09

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,584,701.43
Beginning Period Amount	$1,584,701.43
Current Period Amortization	$247,734.66
Ending Period Required Amount	$1,336,966.77
Ending Period Amount	$1,336,966.77
Next Distribution Date Required Amount	$1,114,378.75

2 of 3

Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	50
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	22.38%	25.13%	25.13%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.79%	20,738	96.06%	$75,488,552.37
30 - 60 Days	1.70%	361	3.01%	$2,366,488.02
61 - 90 Days	0.44%	93	0.78%	$612,776.03
91-120 Days	0.07%	14	0.15%	$120,542.88
121 + Days	0.00%	0	0.00%	$-
Total		21,206		$78,588,359.30

Delinquent Receivables 30+ Days Past Due
Current Period	2.21%	468	3.94%	$3,099,806.93
1st Preceding Collection Period	2.08%	457	3.56%	$3,143,608.73
2nd Preceding Collection Period	2.09%	472	3.57%	$3,506,611.28
3rd Preceding Collection Period	2.02%	472	3.36%	$3,658,647.18
Four-Month Average	2.10%		3.61%

Repossession in Current Period		16		$86,426.29
Repossession Inventory		46		$64,311.94

Current Charge-Offs
Gross Principal of Charge-Offs				$97,715.95
Recoveries				$(144,688.23)
Net Loss				$(46,972.28)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.64%

Average Pool Balance for Current Period				$83,442,699.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.68%
1st Preceding Collection Period				0.03%
2nd Preceding Collection Period				-0.24%
3rd Preceding Collection Period				0.27%
Four-Month Average				-0.15%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		13	2,308	$33,992,544.92
Recoveries		14	2,139	$(21,111,508.51)
Net Loss				$12,881,036.41
Cumulative Net Loss as a % of Initial Pool Balance				0.96%

Net Loss for Receivables that have experienced a Net Loss *		8	1,914	$12,990,224.90
Average Net Loss for Receivables that have experienced a Net Loss				$6,786.95

Principal Balance of Extensions				$620,308.47
Number of Extensions				92

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3